Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Equipment

Note 5 - Equipment

Equipment consists of the following:

	December 31, 2011
		Accumulated
	Cost	Depreciation	Net

Computer	$1,066	$710	$356

	December 31, 2010
		Accumulated
	Cost	Depreciation	Net

Computer	$1,066	$355	$711

During the years ended December 31, 2011 and 2010, depreciation expenses charged to operations was $355 and $355, respectively.